STATE FARM VARIABLE PRODUCT TRUST

Supplement dated June 24, 2015 to the Statement of Additional Information dated May 1, 2015 (the “SAI”) of State Farm Variable Product Trust (the “Trust”).

Mr. Joe R. Monk, Jr. was elected at a special meeting of shareholders of the Trust on June 12, 2015 as a member of the Board of Trustees of the Trust (the “Board”), effective on that date. Mr. Monk will serve as an “interested person” of the Trust, as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”). Effective June 12, 2015, the Board appointed Mr. Monk to be the Trust’s President and Chairperson of the Board and to be a member of the Board’s Executive Committee. Mr. Monk replaced Mr. Michael L. Tipsord in these Board and officer roles. Mr. Tipsord was not included as a nominee for Trustee of the Trust at the Trust’s special meeting of shareholders held on June 12, 2015. Therefore, the SAI is revised as follows:

•	On page 27, the third through the seventh paragraphs under the section “Management of the Trust – Board of Trustees – Leadership Structure and Committees” are deleted and replaced with the following:

Mr. Joe R. Monk, Jr., an interested Trustee of the Trust, serves as the President and Chairperson of the Trust. In his roles, Mr. Monk presides at Board meetings.

There are three standing committees of the Board – the Executive Committee, the Committee of Independent Trustees (the “CIT”) and the Audit Committee. The members of the Executive Committee are Messrs. Joe R. Monk, Jr., Paul J. Smith and James A. Shirk. Messrs. Monk and Smith are “interested persons” of the Trust, as that term is defined in the 1940 Act, whereas Mr. Shirk is an Independent Trustee. The Executive Committee acts on behalf of the entire Board during intervals between Board meetings. Actions of the Executive Committee must be consistent with the Trust’s Declaration of Trust. During calendar year 2014, the Executive Committee did not meet.

The CIT includes as its members all of the Independent Trustees, as listed under the heading “Management Information – State Farm Variable Product Trust” in this SAI. The CIT operates pursuant to a separate charter specifying that CIT members shall designate a CIT Chairperson. The CIT has designated Mr. David L. Vance to serve as CIT Chairperson. The CIT is responsible for overseeing the effective functioning of the Board, reviewing the investment management, distribution, and 12b-1 plans of the Trust and making recommendations to the full Board regarding entering into or the continuation of such agreements. In addition, the CIT is responsible for nominating candidates for election as Independent Trustees. The CIT will consider nominees recommended by shareholders. A shareholder may submit a suggested candidate by sending a resume of the candidate to the Secretary of the Trust, at the address of the Trust’s principal executive offices. During the Trust’s calendar year 2014, the CIT held four meetings. As CIT Chairperson, Mr. Vance presides at CIT meetings, and, in consultation with the other CIT members, sets the agenda for all such meetings.

The Audit Committee includes as its members Messrs. Latshaw and Boschini and Ms. Nagler, each of whom is an Independent Trustee. The Audit Committee operates pursuant to a separate charter specifying that unless the Board appoints a Chairperson of the Audit Committee, the Audit Committee shall appoint a Chairperson. The Board has appointed Mr. Latshaw as the Chairperson of the Audit Committee. As Audit Committee Chairperson, Mr. Latshaw presides at Audit Committee meetings, and, in consultation with Audit Committee members, sets the agenda for all such meetings. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting practices, reviewing the results of the annual audits of the Trust’s financial statements and interacting with the Trust’s independent registered public accounting firm on behalf of the Board. During calendar year 2014, the Audit Committee held five meetings.

The Board has determined that the Trust’s leadership or governance structure is appropriate. With the Trust only consisting of nine series, the Board does not believe that it needs any additional or any more specialized committees. The existing leadership structure also is appropriate because having a majority of Independent Trustees is consistent with current mutual fund industry practice, and effectively allows the Independent Trustees to control the Trust’s business and affairs. The Trust has determined that having an interested Board Chairperson is appropriate because it promotes efficiency in the Board’s operations. The interested Chairperson, who also serves as Senior Vice President of SFIM and Management Corp., has substantial knowledge regarding the day-to-day operations of the Trust. Having an interested Trustee preside at Board meetings results in more focused and efficient meetings, and Mr. Vance has an integral role in setting the Board meeting agendas. The Board holds four regularly scheduled in-person meetings each year as well as a special telephonic meeting in connection with the Board’s annual consideration of the Trust’s management agreements. The Board may hold special meetings, as needed, either in-person or by telephone, to address matters arising between regular meetings. The CIT also holds four regularly scheduled in-person meetings each year, during a portion of which management is not present, and may hold special meetings, as needed, either in-person or by telephone. The CIT regularly meets with its independent legal counsel outside the presence of interested Trustees, a practice designed to foster full discussion among CIT members of all issues related to the Trust and designed to foster discussions between interested and Independent Trustees. The Trust’s leadership or governance structure is designed to promote free and open discussion of different viewpoints on issues impacting the Trust.

•

The second paragraph on page 29 under the section “Management of the Trust – Board of Trustees – Experience, Qualifications, Attributes and Skills of Trustees” is deleted and replaced with the following paragraph:

Mr. Joe R. Monk, Jr., an interested Trustee of the Trust, has served as Trustee since 2015 and as a Trust Officer since 2011. Mr. Monk received a bachelor’s degree in finance/insurance from Missouri State University. Mr. Paul J. Smith, an interested Trustee of the Trust, has served as Trustee since 2015 and as a Trust Officer since 2011. Mr. Smith received a bachelor’s degree in accounting from the University of Wisconsin at Eau Claire and is a graduate of the General Managers Program at Harvard Business School. Messrs. Monk and Smith also serve in leadership positions with State Farm Mutual Automobile Insurance Company (“Auto Company”), the Manager’s parent company, and thus have unique understandings of how the Trust’s activities relate to the larger State Farm enterprise. Messrs. Monk and Smith each participate in various civic, charitable and/or educational organizations.

•	The Management Information regarding Mr. Michael L. Tipsord on page 32 is deleted and replaced with the following:

Name, Address, and Age	Position(s) Held with Fund	Length of Time Served and Term of Office	Principal Occupation(s) During the Past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years

Joe R. Monk, Jr.* One State Farm Plaza Bloomington, Illinois 61710 Age 51	Trustee, President and Chairperson of the Board	Began service as Trustee in 2015 and serves until successor is elected or appointed. Began service as President and Chairperson of the Board in 2015 and serves until removed.	SENIOR VICE PRESIDENT, CHIEF ADMINISTRATIVE OFFICER (since 4/2010) and OPERATIONS VICE PRESIDENT (6/2008 – 4/2010) – State Farm Life Insurance Company; SENIOR VICE PRESIDENT – MUTUAL FUNDS (SINCE 1/2011), VICE PRESIDENT– HEALTH (since 4/2010) and OPERATIONS VICE PRESIDENT– HEALTH (6/2008 – 4/2010) – State Farm Mutual Automobile Insurance Company; DIRECTOR and SENIOR VICE PRESIDENT (since 7/2010) – State Farm Investment Management Corp., State Farm VP Management Corp.; TRUSTEE, PRESIDENT and CHAIRPERSON OF THE BOARD (since 6/2015) and SENIOR VICE PRESIDENT (3/2011 – 6/2015) – State Farm Mutual Fund Trust, State Farm Associates’ Funds Trust.	28	None

*	Messrs. Monk and Smith are “interested” Trustees as defined by the 1940 Act because of their respective positions with State Farm Variable Product Trust, State Farm VP Management Corp., State Farm Investment Management Corp. and with the affiliates of these companies.

•	On page 32, the information about Mr. Joe R. Monk, Jr. as an officer of the Trust is deleted.

•	The information on page 34 is deleted and replaced with the following:

The following tables reflects dollar ranges of each Trustee’s beneficial ownership of equity securities of each Fund, and dollar ranges of each Trustee’s beneficial ownership of equity securities in all investment companies in the State Farm family of mutual funds. This data is as of December 31, 2014.

Name of Trustee	Dollar Range of Equity Securities in Large Cap Equity Index Fund	Dollar Range of Equity Securities in Small Cap Equity Index Fund		Dollar Range of Equity Securities in International Equity Index Fund
Thomas M. Mengler*	None		None	None
James A. Shirk*	None		None	None
Victor J. Boschini*	None		None	None
David L. Vance*	None		None	None
Paul J. Smith**	None		None	None
Joe R. Monk, Jr.**	$10,001-$50,000	Less than $	10,000	$10,001-$50,000
Alan R. Latshaw*	None		None	None
Anita Nagler*	None		None	None
Diane L. Wallace*	None		None	None

*	Independent Trustee
**	Interested Trustee

Name of Trustee	Dollar Range of Equity Securities in Bond Fund		Dollar Range of Equity Securities in Stock and Bond Balanced Fund		Dollar Range of Equity Securities in Money Market Fund
Thomas M. Mengler		None		None	None
James A. Shirk		None		None	None
Victor J. Boschini		None		None	None
David L. Vance		None		None	None
Paul J. Smith		None		None	None
Joe R. Monk, Jr.	Less than $	10,000	Less than $	10,000	None
Alan R. Latshaw		None		None	None
Anita Nagler		None		None	None
Diane L. Wallace		None		None	None

Name of Trustee	Dollar Range of Equity Securities in the Large Cap Equity Fund	Dollar Range of Equity Securities in the Small/Mid Cap Equity Fund	Dollar Range of Equity Securities in the International Equity Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas M. Mengler	None	None	None	Over $100,000
James A. Shirk	None	None	None	Over $100,000
Victor J. Boschini	None	None	None	Over $100,000
David L. Vance	None	None	None	Over $100,000
Paul J. Smith	None	None	None	$50,001-$100,000
Joe R. Monk, Jr.	None	None	None	Over $100,000
Alan R. Latshaw	None	None	None	Over $100,000
Anita Nagler	None	None	None	Over $100,000
Diane L. Wallace	None	None	None	$50,001-$100,000

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.